Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Variable Insurance Products Fund V
Prospectus Date	rr_ProspectusDate	Apr. 30, 2013
Init Serv Serv 2 | Freedom 2005 Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund/Class: VIP Freedom 2005 PortfolioSM/Initial Class, Service Class, Service Class 2
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred, directly or indirectly, when you, as a variable product owner, buy and hold interests in a separate account that invests in shares of the fund. The table does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall fees and expenses would be higher.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 30% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	30.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

		Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall expenses would be higher. For every $10,000 invested, here's how much you, as a variable product owner, would pay in total expenses if all interests in a separate account that invests in shares of the fund were redeemed at the end of each time period indicated:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Investing in a combination of underlying Fidelity® Variable Insurance Products (VIP) domestic equity funds, international equity funds, bond funds, and short-term funds using a moderate asset allocation strategy designed for investors expected to have retired around the year 2005.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 15% in domestic equity funds, 5% in international equity funds, 40% in bond funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2005).
  Using an asset allocation among underlying Fidelity funds as of December 31, 2012, of approximately:

Domestic Equity Funds
Domestic Equity Funds	26.2%

International Equity Funds
Developed International Equity Fund	7.7%
Emerging Markets Equity Fund	2.3%

Bond Funds
Investment-Grade Bond Fund	29.7%
High Yield Bond Fund	5.1%

Short-Term Funds
Short-Term Fund	29.0%

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market and different types of securities can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. The value of securities of smaller issuers can be more volatile than that of larger issuers. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
		You could lose money by investing in the fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower. Past performance is not an indication of future performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Returns Calendar Years
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart for Initial Class:	Returns	Quarter ended
Highest Quarter Return	12.01%	September 30, 2009
Lowest Quarter Return	-12.39%	December 31, 2008

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns For the periods ended December 31, 2012
Init Serv Serv 2 | Freedom 2005 Portfolio | Initial Class
Risk/Return:	rr_RiskReturnAbstract
Fees (fees paid directly from your investment)	rr_ShareholderFeeOther
Management fee	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	none
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.50%
Total annual operating expenses	rr_ExpensesOverAssets	0.50%	[1]
1 year	rr_ExpenseExampleYear01	51
3 years	rr_ExpenseExampleYear03	160
5 years	rr_ExpenseExampleYear05	280
10 years	rr_ExpenseExampleYear10	628
2006	rr_AnnualReturn2006	9.59%
2007	rr_AnnualReturn2007	8.65%
2008	rr_AnnualReturn2008	(23.83%)
2009	rr_AnnualReturn2009	23.02%
2010	rr_AnnualReturn2010	11.34%
2011	rr_AnnualReturn2011	0.18%
2012	rr_AnnualReturn2012	9.57%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.01%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.39%)
Label	rr_AverageAnnualReturnLabel	Initial Class
Past 1 year	rr_AverageAnnualReturnYear01	9.57%
Past 5 years	rr_AverageAnnualReturnYear05	2.75%
Life of class	rr_AverageAnnualReturnSinceInception	5.16%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 26, 2005
Init Serv Serv 2 | Freedom 2005 Portfolio | Service Class
Risk/Return:	rr_RiskReturnAbstract
Fees (fees paid directly from your investment)	rr_ShareholderFeeOther
Management fee	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other expenses	rr_OtherExpensesOverAssets	none
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.50%
Total annual operating expenses	rr_ExpensesOverAssets	0.60%	[1]
1 year	rr_ExpenseExampleYear01	61
3 years	rr_ExpenseExampleYear03	192
5 years	rr_ExpenseExampleYear05	335
10 years	rr_ExpenseExampleYear10	750
Label	rr_AverageAnnualReturnLabel	Service Class
Past 1 year	rr_AverageAnnualReturnYear01	9.59%
Past 5 years	rr_AverageAnnualReturnYear05	2.65%
Life of class	rr_AverageAnnualReturnSinceInception	5.06%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 26, 2005
Init Serv Serv 2 | Freedom 2005 Portfolio | Service Class 2
Risk/Return:	rr_RiskReturnAbstract
Fees (fees paid directly from your investment)	rr_ShareholderFeeOther
Management fee	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	none
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.50%
Total annual operating expenses	rr_ExpensesOverAssets	0.75%	[1]
1 year	rr_ExpenseExampleYear01	77
3 years	rr_ExpenseExampleYear03	240
5 years	rr_ExpenseExampleYear05	417
10 years	rr_ExpenseExampleYear10	930
Label	rr_AverageAnnualReturnLabel	Service Class 2
Past 1 year	rr_AverageAnnualReturnYear01	9.35%
Past 5 years	rr_AverageAnnualReturnYear05	2.48%
Life of class	rr_AverageAnnualReturnSinceInception	4.90%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 26, 2005
Init Serv Serv 2 | Freedom 2005 Portfolio | Barclays® U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays® U.S. Aggregate Bond Index
Past 1 year	rr_AverageAnnualReturnYear01	4.21%
Past 5 years	rr_AverageAnnualReturnYear05	5.95%
Life of class	rr_AverageAnnualReturnSinceInception	5.56%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 26, 2005
Init Serv Serv 2 | Freedom 2005 Portfolio | Fidelity Freedom 2005 Composite Index℠ (reflects no deduction for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Fidelity Freedom 2005 Composite IndexSM
Past 1 year	rr_AverageAnnualReturnYear01	7.78%
Past 5 years	rr_AverageAnnualReturnYear05	2.69%
Life of class	rr_AverageAnnualReturnSinceInception	4.80%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 26, 2005

[1]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
[2]	From April 26, 2005.